PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	September 30,	December 31,
	2022	2021
Prepaid research and development	$2,323,473	$2,124,008
Prepaid insurance	550,634	733,234
Other prepaid expenses	108,964	74,173
Total prepaid expenses and other current assets	$2,983,071	$2,931,415

Prepaid expenses and other current assets consisted of the following:

	December 31,
	2021	2020
Prepaid research and development	$2,124,008	$112,966
Prepaid insurance	733,234	17,158
Other prepaid expenses	74,173	-
Total prepaid expenses and other current assets	$2,931,415	$130,124